UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

                        Philadelphia, Pennsylvania 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 51.9%
U.S. Treasury Bills - 8.4%
1.76%, 9/6/18(1)	$200,000	$199,947
1.87%, 9/20/18(1)	27,000	26,973
1.90%, 9/20/18(1)	25,000	24,974
1.94%, 9/20/18(1)	16,000	15,984
1.83%, 9/27/18(1)	170,000	169,763
1.88%, 9/27/18(1)	750,000	748,959
1.89%, 9/27/18(1)	500,000	499,303
2.08%, 1/3/19(1)	250,000	248,209
2.15%, 1/31/19(1)	175,000	173,404
2.17%, 2/7/19(1)	98,700	97,750
2.19%, 2/14/19(1)	155,000	153,434
2.20%, 2/28/19(1)	250,000	247,244
2.22%, 2/28/19(1)	250,000	247,236
2.22%, 4/25/19(1)	140,100	138,079
2.29%, 5/23/19(1)	155,000	152,414

		3,143,673

U.S. Treasury Bonds - 0.5%
2.75%, 2/15/19	165,000	165,379

U.S. Treasury Floating Rate Notes - 18.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.09%, 9/3/18(2)	1,186,800	1,186,800
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 2.12%, 9/3/18(2)	966,000	965,937
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.13%, 9/3/18(2)	250,000	249,953
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.15%, 9/3/18(2)	1,118,475	1,118,493
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 2.16%, 9/3/18(2)	1,676,500	1,676,629
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.23%, 9/3/18(2)	1,522,000	1,521,991
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.26%, 9/3/18(2)	329,000	328,999

		7,048,802

U.S. Treasury Notes - 24.1%
1.38%, 9/30/18	760,000	759,615
0.75%, 10/31/18	295,000	294,425
1.25%, 10/31/18	1,144,000	1,143,006
1.75%, 10/31/18	209,000	208,933
1.25%, 11/15/18	324,000	323,596
1.00%, 11/30/18	4,000	3,989
1.25%, 11/30/18	1,217,000	1,215,916
1.38%, 11/30/18	263,000	262,827
1.13%, 1/15/19	350,000	349,135
1.13%, 2/28/19	600,000	596,742
1.38%, 2/28/19	394,000	392,416
1.50%, 2/28/19	605,000	602,920
1.50%, 3/31/19	150,000	149,319
1.63%, 3/31/19	245,000	244,069
1.25%, 4/30/19	317,250	315,135
1.63%, 4/30/19	409,000	407,105
3.13%, 5/15/19	1,245,000	1,251,946
1.50%, 5/31/19	469,700	466,690

		8,987,784

Total U.S. Government Obligations (Cost $19,345,638)		19,345,638

Investments, at Amortized Cost ($19,345,638)		19,345,638

REPURCHASE AGREEMENTS - 46.7%
Joint Repurchase Agreements - 0.7%(3) (4)
Bank of America Securities LLC, dated 8/31/18, repurchase price $129,775
1.88%, 9/10/18	129,707	129,707
Societe Generale, New York Branch, dated 8/31/18, repurchase price $129,778
1.95%, 9/10/18	129,708	129,708

		259,415

Repurchase Agreements - 46.0%(5)
Bank of Montreal, dated 8/31/18, repurchase price $360,078
1.94%, 9/4/18	360,000	360,000
Barclays Capital, Inc., dated 8/31/18, repurchase price $615,133
1.95%, 9/4/18	615,000	615,000
Barclays Capital, Inc., dated 8/31/18, repurchase price $1,300,281
1.95%, 9/4/18	1,300,000	1,300,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 46.7% continued
Repurchase Agreements - 46.0%(5) continued
BNP Paribas S.A., dated 8/31/18, repurchase price $2,415,687
1.95%, 9/4/18	$2,415,000	$2,415,000
BNP Paribas S.A., dated 8/30/18, repurchase price $1,352,047
1.95%, 9/27/18	1,350,000	1,350,000
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $4,383
1.95%, 9/4/18	4,382	4,382
Deutsche Bank A.G., dated 8/31/18, repurchase price $775,169
1.96%, 9/4/18	775,000	775,000
Deutsche Bank Securities, Inc., dated 8/31/18, repurchase price $435,095
1.96%, 9/4/18	435,000	435,000
Goldman Sachs & Co., dated 8/30/18, repurchase price $500,187
1.92%, 9/6/18	500,000	500,000
Goldman Sachs & Co., dated 8/31/18, repurchase price $1,000,270
1.95%, 9/7/18	1,000,000	1,000,000
HSBC Securities (USA), Inc., dated 8/31/18, repurchase price $880,191
1.95%, 9/4/18	880,000	880,000
HSBC Securities (USA), Inc., dated 8/29/18, repurchase price $1,300,486
1.92%, 9/5/18	1,300,000	1,300,000
ING Financial Markets LLC, dated 8/28/18, repurchase price $100,038
1.94%, 9/4/18	100,000	100,000
ING Financial Markets LLC, dated 8/31/18, repurchase price $400,087
1.95%, 9/4/18	400,000	400,000
ING Financial Markets LLC, dated 8/30/18, repurchase price $300,113
1.94%, 9/6/18	300,000	300,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $500,108
1.95%, 9/4/18	500,000	500,000
NatWest Markets Securities Inc., dated 8/31/18, repurchase price $1,290,280
1.95%, 9/4/18	1,290,000	1,290,000
Royal Bank of Canada, New York Branch, dated 8/31/18, repurchase price $1,100,238
1.95%, 9/4/18	1,100,000	1,100,000
Societe Generale S.A., dated 8/31/18, repurchase price $2,040,442
1.95%, 9/4/18	2,040,000	2,040,000
TD Securities (USA) LLC, dated 8/31/18, repurchase price $500,108
1.95%, 9/4/18	500,000	500,000

		17,164,382

Total Repurchase Agreements (Cost $17,423,797)		17,423,797

Total Investments - 98.6% (Cost $36,769,435)		36,769,435

Other Assets less Liabilities - 1.4%		523,160

NET ASSETS - 100.0%		$37,292,595

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$264,978	0.13% - 1.13%	4/15/19 - 1/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$894,373	0.00%	9/13/18 - 8/15/19
U.S. Treasury Bonds	$7,738,407	0.00% - 8.13%	10/15/18 - 8/15/48
U.S. Treasury Notes	$8,884,483	0.00% - 3.63%	9/15/18 - 8/15/28

Total	$17,517,263

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$36,769,435	$—	$36,769,435

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

MMY - Money Market Yield

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(1)
Federal Farm Credit Bank - 11.6%
FFCB Bonds,
2.30%, 6/11/19	$29,000	$28,985
FFCB Discount Notes,
1.30%, 9/7/18(2)	5,000	4,999
1.00%, 9/12/18(2)	45,000	44,983
1.60%, 9/24/18(2)	9,000	8,991
1.64%, 9/27/18(2)	15,000	14,983
1.59%, 10/19/18(2)	100,000	99,787
1.61%, 10/29/18(2)	7,000	6,982
1.72%, 11/2/18(2)	25,500	25,425
1.70%, 11/5/18(2)	35,000	34,894
2.00%, 11/20/18(2)	20,000	19,912
1.73%, 12/4/18(2)	25,000	24,888
2.03%, 12/11/18(2)	25,000	24,858
2.10%, 12/11/18(2)	10,000	9,943
1.83%, 1/4/19(2)	11,000	10,931
2.07%, 1/16/19(2)	45,000	44,651
2.23%, 1/25/19(2)	5,000	4,955
2.25%, 2/11/19(2)	4,000	3,960
2.24%, 2/21/19(2)	10,000	9,894
2.26%, 2/27/19(2)	4,000	3,956
2.25%, 3/11/19(2)	7,000	6,918
2.26%, 3/19/19(2)	4,000	3,951
2.28%, 3/22/19(2)	9,000	8,886
2.26%, 3/28/19(2)	12,000	11,845
2.18%, 4/5/19(2)	4,000	3,948
2.17%, 4/9/19(2)	13,000	12,830
2.26%, 4/10/19(2)	13,000	12,822
2.26%, 4/18/19(2)	16,000	15,773
2.28%, 4/25/19(2)	21,000	20,690
2.34%, 5/3/19(2)	11,000	10,828
2.29%, 5/8/19(2)	20,000	19,687
2.36%, 5/20/19(2)	6,000	5,899
2.30%, 5/28/19(2)	20,000	19,661
2.42%, 7/9/19(2)	15,000	14,690
2.45%, 8/12/19(2)	10,000	9,768
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%), 2.01%, 9/1/18(3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.02%, 9/2/18(3)	40,000	40,000
(Floating, U.S. Federal Funds - 0.01%), 1.91%, 9/3/18(3)	130,000	129,992
(Floating, U.S. Federal Funds + 0.01%), 1.93%, 9/3/18(3)	45,200	45,204
(Floating, U.S. Federal Funds + 0.02%), 1.94%, 9/3/18(3)	53,000	52,996
(Floating, U.S. Federal Funds + 0.03%), 1.95%, 9/3/18(3)	85,000	84,942
(Floating, ICE LIBOR USD 1M - 0.10%), 1.99%, 9/3/18(3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/3/18(3)	35,000	34,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.01%, 9/3/18(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.13%), 2.05%, 9/3/18(3)	45,000	45,000
(Floating, U.S. Federal Funds + 0.15%), 2.07%, 9/3/18(3)	45,000	44,991
(Floating, U.S. Federal Funds + 0.24%), 2.16%, 9/3/18(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.25%), 2.17%, 9/3/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.02%, 9/6/18(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.99%, 9/13/18(3)	75,000	74,994
(Floating, ICE LIBOR USD 1M - 0.08%), 1.98%, 9/16/18(3)	37,000	37,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.04%, 9/20/18(3)	70,000	70,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.00%, 9/23/18(3)	40,000	39,999
(Floating, ICE LIBOR USD 1M - 0.08%), 1.99%, 9/25/18(3)	17,000	17,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/28/18(4)	23,000	23,000

		1,440,290

Federal Home Loan Bank - 20.8%
FHLB Discount Notes,
1.94%, 9/7/18(2)	104,000	103,967
1.95%, 9/10/18(2)	55,000	54,973
1.96%, 9/27/18(2)	80,000	79,887
1.98%, 9/27/18(2)	85,000	84,880
1.94%, 10/9/18(2)	65,000	64,867
1.91%, 10/10/18(2)	57,000	56,883
1.96%, 11/2/18(2)	15,000	14,950
2.15%, 1/4/19(2)	55,000	54,595
2.16%, 1/8/19(2)	95,000	94,268

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.0%(1) continued
Federal Home Loan Bank - 20.8% continued
2.17%, 1/8/19(2)	$125,000	$124,037
2.15%, 1/11/19(2)	110,000	109,137
2.17%, 1/11/19(2)	203,000	201,407
2.17%, 1/15/19(2)	25,000	24,797
2.28%, 4/24/19(2)	25,000	24,633
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%), 1.95%, 9/1/18(3)	90,000	89,999
(Floating, ICE LIBOR USD 1M - 0.10%), 1.98%, 9/1/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.97%, 9/4/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.00%, 9/4/18(3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/8/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.98%, 9/11/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/12/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.97%, 9/15/18(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.97%, 9/17/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.10%), 1.98%, 9/20/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.00%, 9/20/18(3)	33,000	33,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/21/18(4)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.95%, 9/21/18(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/22/18(3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/23/18(3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.03%, 9/23/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/24/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.94%, 9/25/18(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.95%, 9/25/18(3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.92%, 9/26/18(3)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.98%, 9/26/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 3M - 0.12%), 2.22%, 9/26/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.01%, 9/27/18(3)	150,000	150,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.18%, 10/5/18(3)	16,000	16,018

		2,574,298

Federal National Mortgage Association - 1.6%
FNMA Discount Notes,
1.68%, 10/1/18(2)	194,217	193,890

Total U.S. Government Agencies (Cost $4,208,477)		4,208,478

U.S. GOVERNMENT OBLIGATIONS - 21.9%
U.S. Treasury Bills - 2.0%
1.83%, 9/27/18(2)	80,000	79,889
2.15%, 1/31/19(2)	55,000	54,498
2.19%, 2/14/19(2)	55,000	54,444
2.29%, 5/23/19(2)	55,000	54,083

		242,914

U.S. Treasury Bonds - 0.4%
2.75%, 2/15/19	55,000	55,126

U.S. Treasury Floating Rate Notes - 4.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.09%, 9/3/18(3)	60,000	59,958
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.13%, 9/3/18(3)	85,000	84,984
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.15%, 9/3/18(3)	21,000	21,001
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.23%, 9/3/18(3)	203,000	203,005
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.26%, 9/3/18(3)	190,000	189,997

		558,945

U.S. Treasury Notes - 15.0%
1.38%, 9/30/18	85,000	84,957
1.25%, 10/31/18	459,000	458,546

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 21.9% continued
U.S. Treasury Notes - 15.0% continued
1.75%, 10/31/18	$60,000	$59,982
1.25%, 11/15/18	83,000	82,884
1.25%, 11/30/18	125,000	124,824
1.38%, 11/30/18	67,000	66,951
1.13%, 1/15/19	113,000	112,640
1.13%, 2/28/19	35,000	34,820
1.38%, 2/28/19	98,000	97,605
1.50%, 2/28/19	80,000	79,727
1.63%, 3/31/19	105,000	104,601
1.25%, 4/30/19	106,000	105,292
1.63%, 4/30/19	212,000	211,009
3.13%, 5/15/19	225,000	226,232

		1,850,070

Total U.S. Government Obligations (Cost $2,707,055)		2,707,055

Investments, at Amortized Cost ($6,915,532)		6,915,533

REPURCHASE AGREEMENTS - 44.5%
Joint Repurchase Agreements - 0.6%(5) (6)
Bank of America Securities LLC, dated 8/31/18, repurchase price $35,746
1.88%, 9/10/18	35,727	35,727
Societe Generale, New York Branch, dated 8/31/18, repurchase price $35,747
1.95%, 9/10/18	35,727	35,727

		71,454

Repurchase Agreements - 43.9%(7)
Bank of Nova Scotia, dated 8/31/18, repurchase price $430,093
1.95%, 9/4/18	430,000	430,000
Bank of Nova Scotia, dated 8/31/18, repurchase price $715,156
1.96%, 9/4/18	715,000	715,000
Barclays Capital, Inc., dated 8/31/18, repurchase price $100,022
1.96%, 9/4/18	100,000	100,000
BNP Paribas S.A., dated 8/31/18, repurchase price $600,130
1.95%, 9/4/18	600,000	600,000
BNP Paribas S.A., dated 8/31/18, repurchase price $100,022
1.96%, 9/4/18	100,000	100,000
BNP Paribas S.A., dated 8/23/18, repurchase price $200,347
1.95%, 9/24/18	200,000	200,000
BNP Paribas S.A., dated 8/30/18, repurchase price $175,267
1.96%, 9/27/18	175,000	175,000
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $43,574
1.95%, 9/4/18	43,565	43,565
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $216,054
1.97%, 9/4/18	216,007	216,007
Goldman Sachs & Co., dated 8/31/18, repurchase price $345,075
1.96%, 9/4/18	345,000	345,000
HSBC Securities (USA), Inc., dated 8/29/18, repurchase price $1,000,378
1.94%, 9/5/18	1,000,000	1,000,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $1,010,220
1.95%, 9/4/18	1,010,000	1,010,000
Royal Bank of Canada, New York Branch, dated 8/28/18, repurchase price $500,189
1.94%, 9/4/18	500,000	500,000

		5,434,572

Total Repurchase Agreements (Cost $5,506,026)		5,506,026

Total Investments - 100.4% (Cost $12,421,558)		12,421,559

Liabilities less Other Assets - (0.4%)		(50,075)

NET ASSETS - 100.0%		$12,371,484

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	AUGUST 31, 2018 (UNAUDITED)

(3)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of August 31, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$72,987	0.13% - 1.13%	4/15/19 - 1/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$6,728	0.00% - 4.20%	9/4/18 - 6/1/33
FHLMC	$803,355	0.00% - 7.00%	5/30/19 - 8/1/48
FNMA	$1,376,854	0.00% - 8.00%	9/18/18 - 6/1/56
GNMA	$420,652	2.50% - 6.00%	10/15/33 - 7/20/48
U.S. Treasury Bills	$112,508	0.00%	9/13/18 - 7/18/19
U.S. Treasury Bonds	$251,019	0.00% - 8.75%	2/15/19 - 2/15/48
U.S. Treasury Notes	$2,593,568	0.13% - 2.75%	9/15/18 - 8/15/27

Total	$5,564,684

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$12,421,559	$—	$12,421,559

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.5%(1)
Federal Farm Credit Bank - 16.5%
FFCB Bonds,
1.30%, 9/4/18	$63,800	$63,800
2.30%, 6/11/19	50,305	50,279
FFCB Discount Notes,
1.86%, 9/4/18(2)	100,000	99,985
1.30%, 9/7/18(2)	20,000	19,996
1.93%, 9/7/18(2)	15,000	14,995
1.42%, 9/13/18(2)	30,000	29,986
1.95%, 9/13/18(2)	150,000	149,904
1.95%, 9/19/18(2)	35,000	34,966
1.60%, 9/24/18(2)	37,000	36,963
1.97%, 9/24/18(2)	19,000	18,976
1.50%, 10/1/18(2)	10,000	9,988
1.53%, 10/10/18(2)	25,000	24,959
2.01%, 10/10/18(2)	85,000	84,818
1.61%, 10/29/18(2)	28,000	27,928
2.07%, 11/8/18(2)	6,000	5,977
2.08%, 11/19/18(2)	47,000	46,789
2.00%, 11/20/18(2)	30,000	29,869
2.09%, 11/30/18(2)	60,000	59,691
2.12%, 11/30/18(2)	17,000	16,911
2.11%, 12/4/18(2)	15,000	14,918
2.12%, 12/4/18(2)	15,000	14,918
2.09%, 12/10/18(2)	17,000	16,903
2.10%, 12/11/18(2)	20,000	19,884
1.83%, 1/2/19(2)	15,000	14,908
2.17%, 1/3/19(2)	45,000	44,668
1.83%, 1/4/19(2)	20,000	19,875
2.18%, 1/4/19(2)	13,000	12,903
2.18%, 1/24/19(2)	25,000	24,783
2.23%, 1/25/19(2)	10,000	9,911
2.23%, 2/8/19(2)	26,000	25,746
2.25%, 2/11/19(2)	9,000	8,910
2.24%, 2/21/19(2)	17,000	16,819
2.26%, 2/27/19(2)	9,000	8,900
2.24%, 3/5/19(2)	50,000	49,432
2.25%, 3/11/19(2)	13,000	12,847
2.26%, 3/19/19(2)	9,000	8,889
2.19%, 3/22/19(2)	14,000	13,830
2.28%, 3/22/19(2)	16,000	15,798
2.26%, 3/28/19(2)	23,000	22,704
2.18%, 4/5/19(2)	9,000	8,884
2.17%, 4/9/19(2)	25,000	24,673
2.26%, 4/12/19(2)	24,000	23,668
2.26%, 4/18/19(2)	29,000	28,589
2.28%, 4/25/19(2)	39,000	38,425
2.34%, 5/3/19(2)	22,000	21,656
2.29%, 5/8/19(2)	30,000	29,531
2.36%, 5/20/19(2)	12,000	11,797
2.30%, 5/28/19(2)	30,000	29,491
2.36%, 6/10/19(2)	17,000	16,690
2.35%, 6/17/19(2)	22,000	21,590
2.39%, 7/3/19(2)	22,000	21,560
2.42%, 7/9/19(2)	30,000	29,381
2.45%, 8/12/19(2)	25,000	24,420
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%), 2.01%, 9/1/18(3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.00%, 9/2/18(3)	130,000	129,989
(Floating, ICE LIBOR USD 1M - 0.06%), 2.02%, 9/2/18(3)	60,000	60,000
(Floating, U.S. Federal Funds - 0.03%), 1.90%, 9/3/18(3)	100,000	99,964
(Floating, U.S. Federal Funds - 0.01%), 1.91%, 9/3/18(3)	139,500	139,486
(Floating, U.S. Federal Funds + 0.00%), 1.92%, 9/3/18(3)	115,000	115,000
(Floating, U.S. Federal Funds + 0.02%), 1.94%, 9/3/18(3)	11,000	10,999
(Floating, U.S. Federal Funds + 0.03%), 1.95%, 9/3/18(3)	150,000	149,893
(Floating, ICE LIBOR USD 1M - 0.10%), 1.99%, 9/3/18(3)	52,000	51,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.01%, 9/3/18(3)	70,000	69,999
(Floating, U.S. Federal Funds + 0.12%), 2.04%, 9/3/18(3)	38,000	37,990
(Floating, U.S. Federal Funds + 0.13%), 2.05%, 9/3/18(3)	75,000	75,000
(Floating, U.S. Federal Funds + 0.15%), 2.07%, 9/3/18(3)	30,000	29,992
(Floating, U.S. Federal Funds + 0.24%), 2.16%, 9/3/18(3)	34,000	34,000
(Floating, U.S. Federal Funds + 0.25%), 2.17%, 9/3/18(3)	38,000	37,999
(Floating, ICE LIBOR USD 1M - 0.10%), 1.98%, 9/7/18(3)	150,000	149,997

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.5%(1) continued
Federal Farm Credit Bank - 16.5% continued
(Floating, ICE LIBOR USD 1M - 0.11%), 1.97%, 9/8/18(3)	$150,000	$149,991
(Floating, ICE LIBOR USD 1M - 0.03%), 2.04%, 9/9/18(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.99%, 9/13/18(3)	210,000	209,984
(Floating, ICE LIBOR USD 1M - 0.08%), 1.98%, 9/16/18(3)	131,000	130,999
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/20/18(3)	170,000	170,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.00%, 9/23/18(3)	70,000	69,998
(Floating, ICE LIBOR USD 1M - 0.08%), 1.99%, 9/25/18(3)	166,000	165,997
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/28/18(4)	97,000	97,000
(Floating, ICE LIBOR USD 3M - 0.15%), 2.19%, 10/17/18(3)	115,000	114,992

		3,985,949

Federal Home Loan Bank - 20.7%
FHLB Discount Notes,
1.94%, 9/7/18(2)	182,000	181,942
1.95%, 9/10/18(2)	90,000	89,956
1.96%, 9/27/18(2)	147,000	146,794
1.98%, 9/27/18(2)	160,000	159,773
1.94%, 10/9/18(2)	40,000	39,918
1.99%, 11/2/18(2)	35,000	34,882
2.05%, 11/28/18(2)	50,000	49,749
2.15%, 1/4/19(2)	864,000	857,640
2.16%, 1/8/19(2)	155,000	153,806
2.17%, 1/8/19(2)	345,000	342,342
2.15%, 1/11/19(2)	195,000	193,470
2.17%, 1/11/19(2)	147,000	145,847
2.17%, 1/15/19(2)	50,000	49,593
2.18%, 1/18/19(2)	378,500	375,358
2.21%, 2/20/19(2)	75,000	74,216
2.22%, 2/20/19(2)	35,000	34,634
2.28%, 4/24/19(2)	55,000	54,192
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%), 1.95%, 9/1/18(3)	220,000	219,997
(Floating, ICE LIBOR USD 1M - 0.08%), 2.00%, 9/4/18(3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/6/18(3)	225,000	225,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.98%, 9/11/18(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/21/18(4)	92,000	92,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/22/18(3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/23/18(3)	160,000	160,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.03%, 9/23/18(3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.93%, 9/24/18(4)	94,000	94,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.94%, 9/25/18(3)	205,000	205,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.95%, 9/25/18(3)	235,000	235,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.13%, 9/25/18(3)	185,000	185,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.92%, 9/26/18(3)	102,000	102,000
(Floating, ICE LIBOR USD 3M - 0.12%), 2.22%, 9/26/18(4)	38,000	38,000

		4,988,109

Tennessee Valley Authority - 0.3%
TVA Bonds,
1.75%, 10/15/18	72,392	72,412

Total U.S. Government Agencies (Cost $9,046,470)		9,046,470

U.S. GOVERNMENT OBLIGATIONS - 18.4%
U.S. Treasury Bills - 2.7%
1.83%, 9/27/18(2)	157,000	156,781
2.15%, 1/31/19(2)	105,000	104,042
2.19%, 2/14/19(2)	100,000	98,990
2.29%, 5/23/19(2)	100,000	98,331
2.32%, 6/20/19(2)	200,000	196,269

		654,413

U.S. Treasury Bonds - 0.3%
2.75%, 2/15/19	80,000	80,184

U.S. Treasury Floating Rate Notes - 2.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.09%, 9/3/18(3)	109,000	108,924

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 18.4% continued
U.S. Treasury Floating Rate Notes - 2.9% continued
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.13%, 9/3/18(3)	$160,000	$159,970
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.15%, 9/3/18(3)	94,000	94,004
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.23%, 9/3/18(3)	210,000	209,991
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.26%, 9/3/18(3)	122,000	121,998

		694,887

U.S. Treasury Notes - 12.5%
1.38%, 9/30/18	140,000	139,930
0.75%, 10/31/18	300,000	299,414
1.25%, 10/31/18	285,000	284,682
1.75%, 10/31/18	200,000	199,928
1.25%, 11/15/18	57,000	56,967
1.25%, 11/30/18	344,000	343,604
1.38%, 11/30/18	146,000	145,906
1.13%, 1/15/19	85,000	84,793
1.13%, 2/28/19	55,000	54,717
1.38%, 2/28/19	181,600	180,865
1.50%, 2/28/19	140,000	139,524
1.63%, 3/31/19	195,000	194,258
1.25%, 4/30/19	187,000	185,749
1.63%, 4/30/19	231,000	229,926
3.13%, 5/15/19	460,000	462,519

		3,002,782

Total U.S. Government Obligations (Cost $4,432,266)		4,432,266

Investments, at Amortized Cost ($13,478,736)		13,478,736

REPURCHASE AGREEMENTS - 43.2%(5)
Repurchase Agreements - 43.2%
Bank of America N.A., dated 8/31/18, repurchase price $1,725,377
1.97%, 9/4/18	1,725,000	1,725,000
Bank of Nova Scotia, dated 8/31/18, repurchase price $135,029
1.96%, 9/4/18	135,000	135,000
Barclays Capital, Inc., dated 8/31/18, repurchase price $400,087
1.96%, 9/4/18	400,000	400,000
BNP Paribas S.A., dated 8/31/18, repurchase price $100,022
1.97%, 9/4/18	100,000	100,000
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $93,880
1.95%, 9/4/18	93,860	93,860
HSBC Securities (USA), Inc., dated 8/31/18, repurchase price $895,194
1.95%, 9/4/18	895,000	895,000
HSBC Securities (USA), Inc., dated 8/31/18, repurchase price $500,109
1.97%, 9/4/18	500,000	500,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $100,022
1.95%, 9/4/18	100,000	100,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $2,400,525
1.97%, 9/4/18	2,400,000	2,400,000
Merrill Lynch, dated 8/31/18, repurchase price $700,153
1.97%, 9/4/18	700,000	700,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 43.2%(5) continued
Repurchase Agreements - 43.2% continued
Royal Bank of Canada, New York Branch, dated 8/31/18, repurchase price $850,186
1.97%, 9/4/18	$850,000	$850,000
Societe Generale S.A., dated 8/31/18, dated 8/31/18, repurchase price $2,500,547
1.97%, 9/4/18	2,500,000	2,500,000

		10,398,860

Total Repurchase Agreements (Cost $10,398,860)		10,398,860

Total Investments - 99.1% (Cost $23,877,596)		23,877,596

Other Assets less Liabilities - 0.9%		228,985

NET ASSETS - 100.0%		$24,106,581

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of August 31, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$258,512	3.00% - 5.50%	9/10/21 - 11/6/37
FHLMC	$2,133,388	0.00% - 7.50%	9/3/19 - 8/1/48
FNMA	$1,871,956	0.00% - 7.25%	9/6/19 - 2/1/56
GNMA	$2,530,774	2.50% - 11.00%	12/15/18 - 8/20/48
TVA	$41,610	0.00% - 3.50%	12/15/31 - 12/15/42
U.S. Treasury Bills	$238,135	0.00%	12/6/18 - 12/20/18
U.S. Treasury Bonds	$1,614,287	0.75% - 6.38%	1/15/25 - 5/15/48
U.S. Treasury Notes	$1,979,500	0.13% - 3.50%	4/15/19 - 8/15/27

Total	$10,668,162

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$23,877,596	$—	$23,877,596

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5%
Alabama - 0.9%
Hoover Variable Revenue Refunding Bonds, Housing Royal Oaks Apartments Project,
1.60%, 9/11/18(1) (2)	$2,600	$2,600
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC),
1.59%, 9/11/18(1) (2)	500	500

		3,100

Alaska - 2.3%
Alaska State Industrial Development & Export Authority Variable Revenue Refunding Bonds, Greater Fairbanks (Bank of Tokyo-Mitsubishi UFJ LOC),
1.54%, 9/4/18(1) (2)	5,400	5,400
Valdez Marine Terminal Revenue Refunding Bonds, Series A, Exxon Pipeline Projects,
1.55%, 9/4/18(1) (2)	2,300	2,300

		7,700

Arizona - 0.4%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series C, Banner Health (Bank of America N.A. LOC),
1.43%, 9/4/18(1) (2)	1,500	1,500

California - 1.4%
California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments,
1.61%, 9/11/18(1) (2)	4,500	4,500

Colorado - 1.1%
Colorado State Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC),
1.63%, 9/11/18(1) (2)	200	200
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3,
1.57%, 9/11/18(1) (2)	1,650	1,650
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-B-2,
1.57%, 9/11/18(1) (2)	1,700	1,700

		3,550

Connecticut - 1.4%
Connecticut State HFA Housing Finance Program Variable Revenue Refunding Bonds, Subseries C-3,
1.52%, 9/11/18(1) (2)	4,645	4,645

Florida - 9.9%
Florida State HFA MFH Adjustable Revenue Bonds, Series XX (FNMA Insured),
1.59%, 9/11/18(1) (2)	2,800	2,800
Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1,
1.58%, 9/11/18(1) (2)	3,700	3,700
Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital-Adventist Health System,
1.56%, 9/11/18(1) (2)	6,000	6,000
JEA Electric System Variable Revenue Bonds, Series 3-C-1,
1.55%, 9/11/18(1) (2)	2,000	2,000
Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC),
1.56%, 9/11/18(1) (2)	10,200	10,200
Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (JP Morgan Chase Bank N.A. LOC),
1.63%, 9/11/18(1) (2)	4,185	4,185
Orange County Housing Finance Authority Adjustable Revenue Bonds, Series B (AMT), Lakeside Pointe Apartments (FNMA Insured),
1.63%, 9/11/18(1) (2)	1,800	1,800
Sunshine State Governmental Financing Commission Variable Revenue Bonds, Miami Dade County Program, Series A (MUFG Union Bank N.A. LOC),
1.60%, 9/11/18(1) (2)	2,105	2,105

		32,790

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
Georgia - 1.4%
Bacon Industrial Building Authority Adjustable Revenue Bonds, Series B (AMT), D.L Lee & Sons, Inc. Project (Branch Banking & Trust LOC),
1.61%, 9/11/18(1) (2)	$3,135	$3,135
Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC),
1.61%, 9/11/18(1) (2)	1,125	1,125
Municipal Electric Authority of Georgia Adjustable Revenue Refunding Subordinated Bonds, Series C (TD Bank N.A. LOC),
1.54%, 9/11/18(1) (2)	300	300

		4,560

Illinois - 14.4%
Illinois State Development Finance Authority Industrial Development Variable Revenue Bonds (AMT), Durex Industries Project (U.S. Bank N.A. LOC),
1.68%, 9/11/18(1) (2)	2,150	2,150
Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern,
1.51%, 9/4/18(1) (2)	3,000	3,000
Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC),
1.57%, 9/11/18(1) (2)	1,900	1,900
Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC),
1.62%, 9/11/18(1) (2)	3,300	3,300
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC),
(BMO Harris Bank N.A. LOC),
1.56%, 9/11/18(1) (2)	5,090	5,090
Illinois State Finance Authority Adjustable Revenue Bonds, North Western University,
1.56%, 9/11/18(1) (2)	3,750	3,750
Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments,
1.62%, 9/11/18(1) (2)	4,110	4,110
Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC),
1.74%, 9/11/18(1) (2)	5,425	5,425
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC),
1.60%, 9/11/18(1) (2)	1,700	1,700
Illinois State Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC),
1.56%, 9/11/18(1) (2)	2,200	2,200
Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital,
1.52%, 9/4/18(1) (2)	900	900
Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University of Chicago Medical Center (PNC Bank LOC),
1.53%, 9/4/18(1) (2)	2,000	2,000
Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center (PNC Bank LOC),
1.53%, 9/4/18(1) (2)	5,200	5,200
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2A, Senior Priority (Bank of Tokyo-Mitsubishi UFJ LOC),
1.59%, 9/11/18(1) (2)	2,000	2,000
Illinois State Toll Highway Authority Variable Senior Priority Revenue Bonds, Series A-2B (PNC Bank N.A. LOC),
1.56%, 9/11/18(1) (2)	1,500	1,500

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
Illinois - 14.4% continued
Savanna Industrial Development Variable Revenue Bonds, Metform LLC Project (Bank of America N.A. LOC),
1.66%, 9/11/18(1) (2)	$3,400	$3,400

		47,625

Indiana - 1.7%
Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank N.A. LOC),
1.68%, 9/11/18(1) (2)	1,330	1,330
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project (Sumitomo Mitsui Banking LOC),
1.55%, 9/4/18(1) (2)	4,200	4,200

		5,530

Iowa - 3.3%
Iowa State Finance Authority Community Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.57%, 9/11/18(1) (2)	2,860	2,860
Iowa State Finance Authority Educational Facilities Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC),
1.52%, 9/4/18(1) (2)	1,100	1,100
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.57%, 9/11/18(1) (2)	1,625	1,625
Iowa State Higher Education Loan Authority Private College Facilities Variable Revenue Bonds, Loras College Project (Bank of America N.A. LOC),
1.52%, 9/4/18(1) (2)	1,700	1,700
Iowa State Higher Education Loan Authority Private College Facilities Variable Revenue Refunding Bonds, Loras College Project (Bank of America N.A. LOC),
1.52%, 9/4/18(1) (2)	3,660	3,660

		10,945

Kansas - 0.7%
Kansas State Development Finance Authority MFH Variable Revenue Bonds, Series B (AMT), Boulevard Apartments (U.S. Bank N.A. LOC),
1.62%, 9/11/18(1) (2)	1,200	1,200
Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC),
1.62%, 9/11/18(1) (2)	1,000	1,000

		2,200

Louisiana - 1.8%
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC),
1.55%, 9/11/18(1) (2)	5,000	5,000
Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured),
1.60%, 9/11/18(1) (2)	900	900

		5,900

Maryland - 1.1%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Mercy Ridge (Manufacturers & Traders LOC),
1.61%, 9/11/18(1) (2)	290	290
Montgomery County,
1.63%, 10/11/18	3,500	3,500

		3,790

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
Massachusetts - 0.2%
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC),
1.59%, 9/11/18(1) (2)	$535	$535

Michigan - 4.6%
Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC),
1.57%, 9/11/18(1) (2)	2,355	2,355
Michigan State HDA Variable Revenue Bonds, Series C (AMT),
1.62%, 9/11/18(1) (2)	6,000	6,000
Michigan State Housing Development Authority Variable Limited Obligation Revenue Bonds (AMT), Jackson Project (FHLB Insured),
1.54%, 9/4/18(1) (2)	3,150	3,150
University of Michigan Variable General Revenue Bonds, Series A,
1.39%, 9/4/18(1) (2)	3,900	3,900

		15,405

Minnesota - 3.3%
Bloomington MFH Variable Revenue Refunding Bonds, Series A-1 (AMT), Norlan Partner (FNMA Insured),
1.67%, 9/11/18(1) (2)	4,590	4,590
Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA Insured),
1.65%, 9/11/18(1) (2)	3,480	3,480
Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project,
1.68%, 9/11/18(1) (2)	3,000	3,000

		11,070

Mississippi - 0.3%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron U.S.A., Inc. Project,
1.54%, 9/4/18(1) (2)	1,000	1,000

Missouri - 5.4%
Platte County IDA Adjustable Revenue Refunding Bonds, Wexford Housing Project,
1.60%, 9/11/18(1) (2)	105	105
Saint Joseph IDA Health Facilities Variable Revenue Bonds, Series A-R, Heartland Regional Medical Center (U.S. Bank N.A. LOC),
1.55%, 9/4/18(1) (2)	1,100	1,100
Saint Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC),
1.54%, 9/4/18(1) (2)	10,385	10,385
Springfield IDA Variable Revenue Bonds (AMT), Abec, Inc. Project (Guaranty Bank LOC),
(FHLB of Des Moines LOC),
1.65%, 9/11/18(1) (2)	1,760	1,760
Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC),
1.62%, 9/11/18(1) (2)	4,540	4,540

		17,890

Nevada - 2.8%
Clark County Airport System Variable Revenue Bonds, Series D-1, Subordinate Lien (Sumitomo Mitsui Banking LOC),
1.58%, 9/11/18(1) (2)	1,355	1,355
Clark County Airport System Variable Revenue Bonds, Series D-2B, Subordinate Lien (Royal Bank of Canada LOC),
1.56%, 9/11/18(1) (2)	7,200	7,200
Clark County Passenger Facilities Charge Adjustable Revenue Refunding Bonds, Las Vegas-Mccarran (Union Bank N.A. LOC),
1.58%, 9/11/18(1) (2)	825	825

		9,380

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
New Mexico - 0.9%
New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC LOC),
1.56%, 9/11/18(1) (2)	$3,000	$3,000

New York - 6.1%
New York Adjustable G.O. Unlimited Bonds, Series 1, Subseries I-2,
1.47%, 9/4/18(1) (2)	1,000	1,000
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC),
1.51%, 9/4/18(1) (2)	300	300
New York Adjustable G.O. Unlimited, Subseries A-5 (Bank of Montreal LOC),
1.54%, 9/11/18(1) (2)	800	800
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B,
1.55%, 9/4/18(1) (2)	600	600
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Subseries B,
1.50%, 9/4/18(1) (2)	1,800	1,800
New York City Municipal Water Finance Authority Water & Sewer System Second Generation Adjustable Revenue Bonds, Series DD-1,
1.50%, 9/4/18(1) (2)	2,000	2,000
New York City Transitional Finance Authority Adjustable Future Tax Secured Revenue Bonds,
1.56%, 9/3/18(1) (3)	2,400	2,400
1.56%, 9/4/18(1) (2)	2,550	2,550
New York City Transitional Finance Authority Adjustable Future Tax Secured Variable Convertible Revenue Bonds,
1.50%, 9/4/18(1) (2)	1,000	1,000
New York Variable G.O. Unlimited Bonds, Subseries A-3 (Mizuho Bank Ltd. LOC),
1.57%, 9/4/18(1) (2)	2,600	2,600
New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC),
1.55%, 9/4/18(1) (2)	150	150
RBC Municipal Products, Inc. Trust Floaters Revenue Notes, Series E-124,
(Royal Bank of Canada LOC),
1.53%, 9/4/18(1) (2)	5,000	5,000

		20,200

North Carolina - 0.9%
Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC),
1.61%, 9/11/18(1) (2)	3,000	3,000

Ohio - 1.4%
Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project,
1.56%, 9/11/18(1) (2)	600	600
Hamilton County Hospital Facilities Variable Revenue Refunding Bonds, Cincinnati Children’s Hospital Medical Center,
1.56%, 9/11/18(1) (2)	4,000	4,000

		4,600

Oregon - 0.2%
Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA Insured),
1.61%, 9/11/18(1) (2)	700	700

Pennsylvania - 6.0%
Emmaus General Authority Variable Revenue Bonds, Series A , Pennsylvania Loan Program (U.S. Bank N.A. LOC),
1.56%, 9/11/18(1) (2)	4,300	4,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
Pennsylvania - 6.0% continued
Geisinger Authority Health System Variable Revenue Bonds, Series A-2,
1.45%, 9/4/18(1) (2)	$2,150	$2,150
Pennsylvania State Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, PSEG Power Project (T.D. Bank N.A. LOC),
1.54%, 9/11/18(1) (2)	5,500	5,500
Pennsylvania State Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Drexel University (TD Bank N.A. LOC),
1.54%, 9/4/18(1) (2)	2,000	2,000
RBC Municipal Products, Inc. Trust Floaters Revenue Bonds, Series E-111 (Royal Bank of Canada LOC),
1.53%, 9/4/18(1) (2)	3,000	3,000
West Cornwall Township Municipal Authority Variable Revenue Bonds, Senior Living Facilities-Lebanon Valley (PNC Bank N.A. LOC),
1.56%, 9/11/18(1) (2)	3,080	3,080

		20,030

Tennessee - 4.3%
Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.),
1.58%, 9/11/18(1) (2)	400	400
Sevier County Public Building Authority Variable Revenue Bonds, Series V-B-1, Local Government Public Improvement (Branch Banking & Trust Co. LOC),
1.58%, 9/11/18(1) (2)	1,830	1,830
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured),
(AGM Corp. Insured),
1.56%, 9/4/18(1) (2)	12,000	12,000

		14,230

Texas - 13.0%
Aledo Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
1.60%, 9/11/18(1) (2)	3,300	3,300
Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA Insured),
1.60%, 9/11/18(1) (2)	500	500
Bexar County Housing Finance Corp. MFH Variable Revenue Bonds, Series A, Summit Hills Apartments Project,
1.65%, 9/11/18(1) (2)	3,500	3,500
Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corporation Project,
1.65%, 9/11/18(1) (2)	4,000	4,000
Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project,
1.42%, 9/4/18(1) (2)	3,800	3,800
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project,
1.57%, 9/4/18(1) (2)	2,300	2,300
Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series B (AMT), Exxonmobil Project,
1.57%, 9/4/18(1) (2)	1,900	1,900
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital,
1.46%, 9/3/18(1) (3)	1,000	1,000
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC),
1.59%, 9/11/18(1) (2)	200	200
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series B (AMT), ExxonMobil Project,
1.58%, 9/4/18(1) (2)	4,000	4,000
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT),
1.57%, 9/4/18(1) (2)	11,000	11,000

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.5% continued
Texas - 13.0% continued
Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC),
1.65%, 9/11/18(1) (2)	$2,000	$2,000
San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments (FHLMC Insured),
1.56%, 9/11/18(1) (2)	2,000	2,000
Texas State Department of Housing & Community Affairs Variable Revenue Bonds, Series A-1 (AMT), Timber Point Apartments (FHLMC LOC),
1.63%, 9/11/18(1) (2)	1,630	1,630
Texas State Veterans Variable G.O. Unlimited Bonds,
1.57%, 9/11/18(1) (2)	1,800	1,800

		42,930

Utah - 2.4%
Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services Inc.,
1.43%, 9/4/18(1) (2)	1,900	1,900
Utah State Corp. MFH Variable Revenue Bonds, Florentine Villas, Series A (FHLMC Insured),
1.56%, 9/11/18(1) (2)	6,000	6,000

		7,900

Washington - 3.1%
Washington State Housing Finance Commission Variable Revenue Bonds, Kitts Corner Apartments Project (FHLB Insured),
1.59%, 9/11/18(1) (2)	5,500	5,500
Washington State Housing Finance Commission Variable Revenue Bonds, Series A (AMT), Whisperwood Apartments Project (FNMA Insured),
1.62%, 9/11/18(1) (2)	4,650	4,650

		10,150

West Virginia - 0.9%
West Virginia State Hospital Finance Authority Variable Revenue Refunding Bonds, Cabell Hospital Improvement, Series A (Branch Banking & Trust LOC),
1.58%, 9/11/18(1) (2)	2,910	2,910

Wyoming - 0.6%
Uinta County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project,
1.54%, 9/4/18(1) (2)	2,100	2,100

Municipal States Pooled Securities - 0.3%
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492,
1.59%, 9/11/18(1) (2) (4)	1,000,000	1,000

Total Municipal Investments (Cost $326,365)		326,365

Total Investments - 98.5% (Cost $326,365)		326,365

Other Assets less Liabilities - 1.5%		4,877

NET ASSETS - 100.0%		$331,242

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2018 (UNAUDITED)

At August 31, 2018, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	25.5%
Hospital	22.4
IDB & PCR	13.6
Transportation	8.6
University	6.8
Industrial	5.5
All other sectors less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of August 31, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Investments(1)	$—	$326,365	$—	$326,365

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 12.0%
ABS Other - 12.0%
Albion Capital LLC,
2.20%, 10/16/18	$25,000	$24,934
Bennington Stark Capital Co. LLC,
2.38%, 11/5/18	25,000	24,899
Cedar Springs Capital Co. LLC,
2.39%, 11/6/18	28,000	27,884
Concord Minutemen Capital Co. LLC,
Class A,
2.36%, 10/2/18	19,000	18,965
2.38%, 10/4/18	12,250	12,226
2.39%, 11/6/18	24,000	23,902
2.38%, 11/9/18	8,000	7,966
Crown Point Capital Co. LLC,
2.38%, 9/12/18	15,000	14,990
2.38%, 10/1/18(1)	25,000	24,955
2.38%, 10/9/18	25,000	24,943
2.38%, 10/15/18	15,000	14,960
Gotham Funding,
2.33%, 10/5/18(1)	10,500	10,479
Lexington Parker Capital Co. LLC,
2.19%, 10/1/18(1)	25,000	24,955
LMA Americas LLC,
2.55%, 1/9/19(1)	25,000	24,785
Matchpoint Finance PLC,
2.33%, 11/7/18(1)	25,000	24,894
Nieuw Amsterdam Receivables Corp.,
2.32%, 9/14/18	15,000	14,988
Ridgefield Funding Co. LLC,
2.45%, 11/5/18	30,000	29,879
2.31%, 12/3/18	15,000	14,909

		365,513

Total ABS Commercial Paper (Cost $365,450)		365,513

CERTIFICATES OF DEPOSIT - 37.9%
Banking - 36.5%
Bank of America N.A.,
(Floating, ICE LIBOR USD 1M + 0.03%) 2.37%, 11/9/18(2)	25,000	25,000
Bank of America N.A., New York Branch,
2.49%, 1/14/19	16,500	16,501
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.21%) 2.28%, 9/11/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M + 0.25%) 2.32%, 9/28/18(3)	15,000	15,000
2.27%, 11/2/18	20,000	20,003
2.28%, 11/7/18	23,000	23,003
2.75%, 8/6/19	30,000	30,012
Bank of Nova Scotia, Houston Branch,
(Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 11/9/18(2)	15,000	15,005
BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.38%) 2.45%, 9/12/18(3)	20,000	20,006
(Floating, ICE LIBOR USD 3M + 0.16%) 2.50%, 9/26/18(2)	20,000	20,003
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.15%) 2.49%, 9/17/18(2)	15,000	15,001
(Floating, ICE LIBOR USD 1M + 0.23%) 2.30%, 9/24/18(2)	10,000	10,001
(Floating, ICE LIBOR USD 3M + 0.17%) 2.51%, 10/29/18(3)	10,000	10,008
Cooperatieve Rabobank U.A., London Branch,
(Floating, ICE LIBOR USD 1M + 0.22%) 2.30%, 9/6/18(3)	15,000	15,000
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.22%) 2.30%, 9/4/18(2)	10,000	10,000
Credit Agricole CIB, New York,
2.32%, 9/27/18	9,000	9,003
2.32%, 11/1/18	15,000	15,006
Credit Industriel et Commercial, London Branch,
2.28%, 10/19/18	15,000	14,972
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%) 2.68%, 10/5/18(3)	20,000	20,015
Danske Corp., London Branch,
2.29%, 9/4/18	30,000	30,003
ING Bank N.V., Amsterdam Branch,
2.38%, 11/5/18	35,000	35,064
(Floating, ICE LIBOR USD 3M + 0.13%) 2.44%, 11/15/18(2)	25,000	24,889

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 37.9% continued
Banking - 36.5% continued
KBC Bank N.V., Brussels Branch,
2.33%, 11/20/18	$10,000	$10,002
2.32%, 11/29/18	20,000	20,000
KBC Bank N.V., London Branch,
2.31%, 11/13/18	30,000	30,002
Korea Development Bank,
2.35%, 10/5/18	24,000	24,006
2.40%, 12/7/18	20,000	20,002
2.53%, 2/25/19	19,000	19,000
Mitsubishi UFJ Trust & Banking Corp.,
2.36%, 9/4/18	35,000	35,004
Mizuho Bank Ltd., London Branch,
2.34%, 11/9/18	30,000	30,056
Mizuho Bank Ltd., New York Branch,
2.86%, 9/4/18	9,350	9,350
2.32%, 10/3/18	18,000	18,005
MUFG Bank Ltd., New York Branch,
2.30%, 10/23/18	37,000	37,011
National Australia Bank Ltd., London,
2.66%, 6/28/19	20,000	20,184
Natixis S.A., New York Branch,
2.36%, 10/31/18	35,000	35,015
2.48%, 11/13/18	10,000	10,006
Oversea-Chinese Banking Corp. Ltd.,
2.29%, 9/28/18	15,500	15,504
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.17%) 2.54%, 9/7/18(3)	15,000	15,012
1.61%, 9/19/18	8,000	7,998
2.62%, 4/17/19	15,000	15,008
Shizuoka Bank Ltd., New York Branch,
2.31%, 11/21/18	30,000	30,001
Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.08%) 2.39%, 11/30/18(2)	25,000	25,002
Sumitomo Mitsui Trust Bank Ltd., London,
2.32%, 10/15/18	35,000	35,042
2.32%, 11/16/18	10,000	10,001
Sumitomo Mitsui Trust Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.20%) 2.27%, 9/24/18(3)	15,000	15,001
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%) 2.42%, 9/4/18(3)	15,000	15,001
(Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 9/17/18(3)	15,000	15,011
2.71%, 7/5/19	1,500	1,501
Toronto Dominion Bank, New York Branch,
1.75%, 10/26/18	25,000	24,985
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.25%) 2.32%, 9/12/18(3)	12,000	12,007
(Floating, ICE LIBOR USD 1M + 0.21%) 2.27%, 9/17/18(3)	5,000	5,002
(Floating, ICE LIBOR USD 1M + 0.30%) 2.38%, 9/19/18(3)	10,000	9,998
(Floating, ICE LIBOR USD 3M + 0.18%) 2.51%, 9/21/18(2)	20,500	20,506
(Floating, ICE LIBOR USD 1M + 0.23%) 2.30%, 9/28/18(3)	20,000	20,009
(Floating, ICE LIBOR USD 3M + 0.25%) 2.59%, 10/5/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.14%) 2.47%, 10/10/18(3)	35,000	34,997
(Floating, ICE LIBOR USD 3M + 0.05%) 2.39%, 11/9/18(2)	18,000	18,000
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%) 2.29%, 9/10/18(3)	10,000	10,005
(Floating, ICE LIBOR USD 1M + 0.23%) 2.29%, 9/17/18(3)	15,000	15,007

		1,116,736

Finance Companies - 1.4%
Invesco Senior Income Trust
2.11%, 9/6/18(4) (5)	42,000	42,000

Total Certificates Of Deposit (Cost $1,158,313)		1,158,736

COMMERCIAL PAPER - 18.6%
Banking - 14.0%
Bank of Nova Scotia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.12%) 2.45%, 9/19/18(2)	15,000	15,003

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 18.6% continued
Banking - 14.0% continued
BPCE S.A.,
2.57%, 3/4/19(1)	$15,000	$14,807
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 10/12/18(3)	20,000	20,008
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 1M + 0.21%) 2.28%, 9/28/18(1) (3)	25,000	25,010
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.19%) 2.26%, 9/24/18(1) (2)	10,000	10,002
(Floating, ICE LIBOR USD 3M + 0.22%) 2.56%, 10/3/18(1) (3)	25,000	25,031
DBS Bank Ltd.,
2.28%, 9/14/18(1)	15,000	14,988
HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%) 2.50%, 11/19/18(1) (3)	15,000	15,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.20%) 2.54%, 9/17/18(1) (3)	7,750	7,757
(Floating, ICE LIBOR USD 1M + 0.20%) 2.27%, 9/28/18(1) (3)	15,000	15,005
1.72%, 10/15/18(1)	25,000	24,935
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.21%) 2.29%, 9/5/18(1) (2)	15,000	15,001
2.22%, 9/11/18(1)	10,000	9,994
2.29%, 9/14/18	15,000	14,989
(Floating, ICE LIBOR USD 3M + 0.19%) 2.52%, 10/10/18(1) (3)	26,500	26,508
(Floating, ICE LIBOR USD 3M + 0.17%) 2.49%, 11/20/18(1) (3)	10,000	10,006
2.43%, 2/25/19(1)	25,000	24,698
Sumitomo Mitsui Banking Corp.,
2.32%, 10/17/18(1)	35,000	34,904
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.27%) 2.61%, 9/26/18(1) (3)	20,000	20,024
(Floating, ICE LIBOR USD 3M + 0.11%) 2.45%, 10/9/18(1) (3)	20,000	20,000
UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.13%) 2.46%, 9/20/18(2)	25,000	25,006
(Floating, ICE LIBOR USD 3M + 0.33%) 2.67%, 10/9/18(3)	20,000	20,046
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.22%) 2.56%, 10/4/18(1) (3)	20,000	20,008

		428,730

Brokerage - 1.3%
JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.14%) 2.48%, 10/9/18(1) (3)	15,250	15,261
2.78%, 7/8/19(1)	25,000	24,419

		39,680

Life Insurance - 3.3%
Prudential Funding LLC,
2.00%, 9/4/18	100,000	99,978

Total Commercial Paper (Cost $568,217)		568,388

EURODOLLAR TIME DEPOSITS - 14.3%
Banking - 10.5%
Australia and New Zealand Banking Group,
1.95%, 9/5/18	89,000	89,000
1.95%, 9/6/18	35,000	35,000
Bank of Montreal, London Branch,
2.05%, 9/5/18	35,000	35,000
Credit Industriel et Commercial, Paris Branch,
1.95%, 9/4/18	131,000	131,000
National Australia Bank Ltd., London,
1.95%, 9/4/18	30,000	30,000

		320,000

Foreign Local Government - 3.8%
NRW.BANK,
1.94%, 9/4/18	118,000	118,000

Total Eurodollar Time Deposits (Cost $438,000)		438,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 4.9%(6)
Federal Home Loan Bank - 4.9%
FHLB Discount Notes,
1.90%, 9/28/18(7)	$150,000	$149,806

Total U.S. Government Agencies (Cost $149,782)		149,806

MUNICIPAL INVESTMENTS - 0.9%
Colorado - 0.5%
Colorado State Housing & Finance Authority Variable Taxable Revenue Refunding Multifamily Project Bonds,
1.95%, 9/11/18(4) (5)	17,500	17,500

Michigan - 0.4%
Michigan State Finance Authority Variable Taxable Revenue Bonds School Loan Program (PNC Bank N.A. LOC),
1.95%, 9/11/18(4) (5)	11,475	11,475

Total Municipal Investments (Cost $28,975)		28,975

Investments, at Value (Cost $2,708,737)		2,709,418

REPURCHASE AGREEMENTS - 11.4%(8)
Repurchase Agreements - 11.4%
BNP Paribas S.A., dated 8/31/18, repurchase price $120,026
1.95%, 9/4/18	120,000	120,000
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $20,005
2.08%, 9/4/18	20,000	20,000
Credit Suisse Securities, dated 8/31/18, repurchase price $10,017
2.01%, 10/5/18	10,000	10,000
HSBC Securities (USA), Inc., dated 8/31/18, repurchase price $15,003
2.01%, 9/4/18	15,000	15,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $100,022
1.97%, 9/4/18	100,000	100,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $30,032
2.01%, 9/7/18	30,000	30,000
JPMorgan Securities LLC, dated 8/31/18, repurchase price $40,068
2.31%, 12/4/18	40,000	40,000
Societe Generale S.A., dated 8/31/18, repurchase price $15,028
2.16%, 11/4/18	15,000	15,000

		350,000

Total Repurchase Agreements (Cost $350,000)		350,000

Total Investments - 100.0% (Cost $3,058,737)		3,059,418

Liabilities less Other Assets - (0.0%)		(757)

NET ASSETS - 100.0%		$3,058,661

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(2)	Variable rate security. Rate as of August 31, 2018 is disclosed.
(3)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Discount rate at the time of purchase.
(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

NAME	FAIR VALUE (000S)		COUPON RATES	MATURITY DATES
Commercial Paper	$25,851		0.00%	9/4/18 - 11/19/18
Common Stocks	$27,558		0.00%	—
Corporate Bonds	$46,174		1.65% - 8.35%	1/15/19 - 12/31/99
FHLMC	$101,535		2.00% - 6.00%	12/14/18 - 9/1/48
FNMA	$17,677		2.50% - 5.00%	8/1/27 - 7/1/48
GNMA	$1,482		3.00% - 4.50%	12/20/42 - 6/20/48
U.S. Treasury Bills	$—	*	0.00%	2/28/19
U.S. Treasury Bonds	$20,400		3.63%	2/15/44
U.S. Treasury Notes	$122,448		1.44% - 2.75%	1/31/20 - 10/31/23

Total	$363,125

*	Amount rounds to less than one thousand.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of August 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
ABS Commercial Paper(1)	$—	$365,513	$—	$365,513
Certificates of Deposit(1)	—	1,158,736	—	1,158,736
Commercial Paper(1)	—	568,388	—	568,388
Eurodollar Time Deposits(1)	—	438,000	—	438,000
Municipal Investments(1)	—	28,975	—	28,975
Repurchase Agreements(1)	—	350,000	—	350,000
U.S. Government Agencies(1)	—	149,806	—	149,806

Total Investments	$—	$3,059,418	$—	$3,059,418

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

CIB - Corporate and Investment Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

LOC - Letter of Credit

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.3%(1)
Federal Farm Credit Bank - 12.3%
FFCB Discount Notes,
1.27%, 9/12/18(2)	$10,000	$9,996
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.09%), 2.00%, 9/2/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.02%, 9/2/18(3)	10,000	10,000
(Floating, U.S. Federal Funds - 0.01%), 1.91%, 9/3/18(3)	30,000	29,999
(Floating, U.S. Federal Funds + 0.00%), 1.92%, 9/3/18(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.01%), 1.93%, 9/3/18(3)	7,000	7,001
(Floating, U.S. Federal Funds + 0.02%), 1.94%, 9/3/18(3)	10,000	9,999
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/3/18(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 2.06%, 9/3/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.99%, 9/13/18(3)	5,000	4,999
(Floating, ICE LIBOR USD 1M - 0.07%), 2.00%, 9/28/18(3)	7,000	7,000

		113,994

Federal Home Loan Bank - 30.0%
FHLB Discount Notes,
1.91%, 9/5/18(2)	30,000	29,994
1.93%, 9/12/18(2)	30,000	29,983
1.93%, 9/14/18(2)	10,000	9,993
1.90%, 9/19/18(2)	7,000	6,993
1.99%, 10/17/18(2)	25,000	24,936
2.04%, 11/7/18(2)	30,000	29,886
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.08%), 2.00%, 9/4/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.99%, 9/8/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/12/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.94%, 9/14/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.10%), 1.97%, 9/14/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.02%, 9/20/18(3)	2,500	2,500
(Floating, ICE LIBOR USD 1M - 0.10%), 1.97%, 9/21/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.11%), 1.96%, 9/22/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.10%), 1.97%, 9/28/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.39%), 1.95%, 11/7/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.36%), 1.98%, 11/8/18(3)	15,000	15,000

		279,285

Total U.S. Government Agencies (Cost $393,279)		393,279

U.S. GOVERNMENT OBLIGATIONS - 13.9%
U.S. Treasury Bills - 4.3%
1.96%, 11/1/18(2)	25,000	24,915
1.96%, 11/29/18(2)	15,000	14,924

		39,839

U.S. Treasury Floating Rate Notes - 6.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.13%, 9/3/18(3)	5,000	4,999
(Floating, U.S. Treasury 3M Bill MMY + 0.07%), 2.16%, 9/3/18(3)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 2.23%, 9/3/18(3)	27,000	26,999
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 2.26%, 9/3/18(3)	22,000	22,000

		58,998

U.S. Treasury Notes - 3.2%
0.75%, 9/30/18	30,000	29,971

Total U.S. Government Obligations (Cost $128,808)		128,808

Investments, at Amortized Cost ($522,087)		522,087

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 43.9%
Joint Repurchase Agreements - 4.4%(5) (6)
Bank of America Securities LLC, dated 8/31/18, repurchase price $20,381
1.88%, 9/10/18	$20,370	$20,370
Societe Generale, New York Branch, dated 8/31/18, repurchase price $20,381
1.95%, 9/10/18	20,370	20,370

		40,740

Repurchase Agreements - 39.5%(7)
Bank of America N.A., dated 8/31/18, repurchase price $75,016, dated 8/31/18, repurchase price $75,016
1.97%, 9/4/18	75,000	75,000
BNP Paribas S.A., dated 8/31/18, repurchase price $80,017
1.95%, 9/4/18	80,000	80,000
Citigroup Global Markets, Inc., dated 8/31/18, repurchase price $117,912
1.97%, 9/4/18	117,886	117,886
JPMorgan Securities LLC, dated 8/31/18, repurchase price $95,021, dated 8/31/18, repurchase price $95,021
1.97%, 9/4/18	95,000	95,000

		367,886

Total Repurchase Agreements (Cost $408,626)		408,626

Total Investments - 100.1% (Cost $930,713)		930,713

Liabilities less Other Assets - (0.1%)		(738)

NET ASSETS - 100.0%		$929,975

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of August 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of August 31, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$41,614	0.13% - 1.13%	4/15/19 - 1/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$60,918	2.50% - 6.00%	1/1/24 - 7/1/48
FNMA	$19,953	2.41% - 5.14%	8/1/35 - 8/1/48
GNMA	$94,229	2.50% - 4.50%	1/20/40 - 7/20/48
U.S. Treasury Bonds	$32,897	0.00% - 2.38%	1/15/25 - 8/15/46
U.S. Treasury Notes	$168,952	0.00% - 2.75%	2/15/21 - 11/15/23

Total	$376,949

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$930,713	$—	$930,713

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2017.

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	October 29, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2018